Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounts Payable And Accrued Liabilities
Trade payables	$ 1,408,720	$ 470,172	$ 722,376
Current accrued expenses and other current liabilities	237,942	219,772	301,758
Trade and other current payables	$ 1,646,662	$ 689,944	$ 1,024,134